                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21920

                        Oppenheimer Transition 2010 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 05/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                        Shares         Value
                                                                     -----------   -------------
INVESTMENT COMPANIES--101.7%(1)
FIXED INCOME FUNDS--40.2%
Oppenheimer Core Bond Fund, Cl. Y                                      1,055,674   $   6,629,634
Oppenheimer International Bond Fund, Cl. Y                               151,645         931,098
Oppenheimer Limited-Term Government Fund, Cl. Y                          583,207       5,464,650
                                                                                   -------------
                                                                                      13,025,382
                                                                                   -------------
GLOBAL EQUITY FUND--13.5%
Oppenheimer Global Fund, Cl. Y                                            86,184       4,353,143
                                                                                   -------------
MONEY MARKET FUND--1.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%(2)             542,547         542,547
                                                                                   -------------
SPECIALTY FUND--4.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y(3)               497,204       1,516,472
                                                                                   -------------
U.S. EQUITY FUNDS--41.6%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                           40,150       1,562,628
Oppenheimer Discovery Fund, Cl. Y(3)                                      35,922       1,721,039
Oppenheimer Main Street Fund, Cl. Y                                      116,813       3,210,015
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y(3)                        71,403       1,943,578
Oppenheimer Value Fund, Cl. Y                                            261,844       5,024,793
                                                                                   -------------
                                                                                      13,462,053
                                                                                   -------------
TOTAL INVESTMENTS, AT VALUE (COST $31,137,684)                             101.7%     32,899,597
Liabilities in Excess of Other Assets                                       (1.7)       (537,091)
                                                                       ---------   -------------
Net Assets                                                                 100.0%  $  32,362,506
                                                                       =========   =============

Footnotes to Statement of Investments


                      1 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES          GROSS        GROSS        SHARES
                                                          FEBRUARY 28, 2010   ADDITIONS   REDUCTIONS   MAY 31, 2010
                                                          -----------------   ---------   ----------   ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    37,202            3,944          996        40,150
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        459,839           49,908       12,543       497,204
Oppenheimer Core Bond Fund, Cl. Y                              964,339          117,655       26,320     1,055,674
Oppenheimer Discovery Fund, Cl. Y                               33,430            3,332          840        35,922
Oppenheimer Global Fund, Cl. Y                                  79,853            8,468        2,137        86,184
Oppenheimer Institutional Money Market Fund, Cl. E             162,783        3,126,909    2,747,145       542,547
Oppenheimer International Bond Fund, Cl. Y                     138,305           17,314        3,974       151,645
Oppenheimer Limited-Term Government Fund, Cl. Y                534,363           63,845       15,001       583,207
Oppenheimer Main Street Fund, Cl. Y                            108,320           11,354        2,861       116,813
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 66,231            6,907        1,735        71,403
Oppenheimer Value Fund, Cl. Y                                  242,302           26,101        6,559       261,844

                                                                                   REALIZED
                                                             VALUE       INCOME      LOSS
                                                          -----------   --------   --------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 1,562,628   $     --   $  1,137
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,516,472         --     40,114
Oppenheimer Core Bond Fund, Cl. Y                           6,629,634     89,081     70,266
Oppenheimer Discovery Fund, Cl. Y                           1,721,039         --      7,862
Oppenheimer Global Fund, Cl. Y                              4,353,143         --     13,512
Oppenheimer Institutional Money Market Fund, Cl. E            542,547         49         --
Oppenheimer International Bond Fund, Cl. Y                    931,098     10,731        599
Oppenheimer Limited-Term Government Fund, Cl. Y             5,464,650     46,487          7
Oppenheimer Main Street Fund, Cl. Y                         3,210,015         --      7,027
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             1,943,578         --      1,149
Oppenheimer Value Fund, Cl. Y                               5,024,793         --     11,767
                                                          -----------   --------   --------
                                                          $32,899,597   $146,348   $153,440
                                                          ===========   ========   ========

(2.) Rate shown is the 7-day yield as of May 31, 2010.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 31, 2010 based on valuation input level:


                      2 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                   LEVEL 3--
                             LEVEL 1--           LEVEL 2--        SIGNIFICANT
                         UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                               PRICES        OBSERVABLE INPUTS      INPUTS         VALUE
                         -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies        $32,899,597             $--               $--       $32,899,597
                            -----------             ---               ---       -----------
Total Assets                $32,899,597             $--               $--       $32,899,597
                            -----------             ---               ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.


                      3 | Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2010 Fund

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $36,609,654
                                 ===========
Gross unrealized appreciation    $ 2,074,912
Gross unrealized depreciation     (5,784,969)
                                 -----------
Net unrealized depreciation      $(3,710,057)
                                 ===========


                      4 | Oppenheimer Transition 2010 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2010 Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010